SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2021
Shareholders Equity
SHAREHOLDERS’ EQUITY

38)       SHAREHOLDERS’ EQUITY

a)	Capital and shareholders’ rights

i.	Composition of share capital in number of shares

The share capital, which is fully subscribed and paid, is divided into registered shares with no par value.

	On December 31, 2021	On December 31, 2020

Common	4,870,579,247	4,435,106,575
Preferred	4,848,500,325	4,435,106,111
Subtotal	9,719,079,572	8,870,212,686
Treasury (common shares) (1)	(17,493,900)	(7,307,259)
Treasury (preferred shares) (1)	(12,051,100)	(27,378,542)
Total outstanding shares	9,689,534,572	8,835,526,885

ii.	Changes in share capital, in number of shares

	Common	Preferred	Total
Number of outstanding shares as at December 31, 2020	4,427,799,316	4,407,727,569	8,835,526,885
Increase of capital stock with issuing of shares – bonus of 10% (1)	442,779,931	440,772,756	883,552,687
Acquisition of treasury shares	(17,493,900)	(12,051,100)	(29,545,000)
Number of outstanding shares on December 31, 2021	4,853,085,347	4,836,449,225	9,689,534,572
(1)	It benefited the shareholders registered in the records of Bradesco on April 13, 2020.

In the Special Shareholders’ Meeting held on March 11, 2019, the approval was proposed by the Board of Directors to increase the share capital by R$8,000,000 thousand, increasing it from R$67,100,000 thousand to R$75,100,000 thousand, with a bonus in shares, through the capitalization of part of the balance of the account “Profit Reserves – Statutory Reserve”, in compliance with the provisions in Article 169 of Law No. 6,404/76, by issuing 1,343,971,619 new nominative-book entry shares, with no nominal value, whereby 671,985,845 are common shares and 671,985,774 are preferred shares, attributed free-of-charge to the shareholders as bonus, to the ratio of 2 new shares for every 10 shares of the same type that they own on the base date, was approved by Bacen on March 19, 2019.

In the Special Shareholders’ Meeting held on March 10, 2020, the Board of Directors’ proposal to increase the share capital by R$4,000,000 thousand was approved, increasing it from R$75,100,000 thousand to R$79,100,000 thousand, with bonus shares, through the capitalization of part of the balance of the “Profit Reserves - Statutory Reserve” account, in accordance with the provisions of Article 169 of Law No. 6,404/76, with the issuance of 806,382,972 new registered-book-entry shares, with no par value, being 403,191,507 common and 403,191,465 preferred shares, which were attributed free of charge to shareholders in the proportion of 1 new share for every 10 shares of the same type that they held on the base date, approved by Bacen on March 30, 2020.

In the Special Shareholders’ Meeting held on March 10, 2021, the Board of Directors’ proposal to increase the share capital by R$4,000,000 thousand was approved, increasing it from R$79,100,000 thousand to R$83,100,000 thousand, with a bonus in shares, through the capitalization of part of the balance of the account “Profit Reserves – Statutory Reserve”, in accordance with the provisions in Article 169 of Law No. 6,404/76, with the issuance of 883,552,687 new registered-book-entry shares, with no par value, being 442,779,931 common and 440,752,756 preferred shares, which were attributed free of charge to shareholders in the proportion of 1 new share for every 10 shares of the same type that they held on the base date.

All of the shareholders are entitled to receive, in total, a mandatory dividend of at least 30% of Bradesco’s annual net income, as shown in the statutory accounting records, adjusted by transfers to reserves. The Company has no obligation that is exchangeable for or convertible into shares. As a result, its diluted earnings per share is the same as the basic earnings per share.

As defined in Central Bank Resolution No. 4,820/20, as amended by Resolution No. 4,885/20, the payout in 2020 was limited to the percentage indicated in the statutory accounting records.

In occurring any operation that changes the number of shares, simultaneously with the transaction in the Brazilian Market, and with the same timeframes, an identical procedure is adopted in the International Market, for the ADRs/GDRs traded in New York, USA, and Madrid, Spain.

b)	Reserves

Capital reserves

The capital reserve consists mainly of premiums paid by the shareholders upon subscription of shares. The capital reserve is used for (i) absorption of any losses in excess of accumulated losses and revenue reserves, (ii) redemption, reimbursement of purchase of shares, (iii) redemption of founders’ shares, (iv) transfer to share capital, and (v) payment of dividends to preferred shares, when this privilege is granted to them.

Revenue reserves

In accordance with Corporate Legislation, Bradesco and its Brazilian subsidiaries must allocate 5% of their annual statutory net income, after absorption of accumulated losses, to a legal reserve, the distribution of which is subject to certain limitations. The reserve can be used to increase capital or to absorb losses, but cannot be distributed in the form of dividends.

The Statutory Reserve aims to maintain an operating margin that is compatible with the development of the Company’s active operations and may be formed by up to 100% of net income remaining after statutory allocations if proposed by the Board of Executive Officers, approved by the Board of Directors and ratified at the Shareholders’ Meeting, with the accumulated value limited to 95% of the Company’s paid-in capital share amount.

c)	Interest on shareholders’ equity/Dividends

In a meeting of the Board of Directors on December 19, 2019, the Board of Executive Officers ‘proposal for payment of complementary interest on shareholders’ equity for the year of 2019 was approved, in the amount of R$4,245,000 thousand, of which R$0.503379600 per common share and R$0.553717560 per preferred share, payment of which was made on December 30, 2019.

In a meeting of the Board of Directors on December 16, 2020, the proposal of the Board of Executive Officers was approved for payment to shareholders of supplementary interest on shareholders’ equity related to the fiscal year of 2020, to the value of R$3,502,000 thousand, of which R$0.377521225 was offered per common share and R$0.415273347, per preferred share, whose payment will be made on January 7, 2021.

In a meeting of the Board of Directors on June 22, 2021, the Board of Directors proposal was approved for the payment to shareholders of intermediary interest on equity, related to the first half of 2021, amounting to R$5,000,000 thousand, which equates to R$0.490007301 per common share and R$0.53008031 per preferred share, payment of which was made on July 12, 2021.

In a meeting of the Board of Directors on December 9, 2021, the Board of Directors’ proposal was approved for the payment to shareholders of supplementary dividends and interest on equity, related to the second half of 2021, of R$2,200,000 thousand, in which there were dividends of R$2,000,000 thousand, R$0.196595372 per common share and R$0.216254909 per preferred share and interest on equity of R$200,000 thousand, R$0.019659537 per common share and R$0.021625491, payment of which was made on December 30, 2021.

As of December 31, 2021, Bradesco held in treasury 17,493,900 common shares and 12,051,100 preferred shares for a total amount of R$666,702 thousand. The minimum, average and maximum cost per common share is R$17.94, R$21.07 and R$24.28, and per preferred share is R$20.88, R$24.73 and R$28.31, respectively.

Interest on shareholders’ equity/dividends were paid or recognized in provisions, as follows:

Description	R$
	Per share (gross)		Gross amount paid	Withholding Income Tax (IRRF) (15%)	Net amount paid
	Common	Preferred
Monthly interest on shareholders’ equity paid	0.206998	0.227698	1,861,951	279,293	1,582,658
Supplementary interest on shareholders´ equity paid	0.397359	0.437094	3,686,020	552,903	3,133,117
Cumulative total on December 31, 2020	0.604357	0.664792	5,547,971	832,196	4,715,775

Monthly interest on shareholders’ equity paid	0.206998	0.227698	2,040,090	306,013	1,734,077
Intermediary interest on shareholders’ equity paid	0.490007	0.539008	5,000,000	750,000	4,250,000
Supplementary interest on shareholders´ equity paid	0.01966	0.021625	200,000	30,000	170,000
Supplementary dividends paid	0.196595	0.216255	2,000,000	-	2,000,000
Cumulative total on December 31, 2021	0.913260	1.004586	9,240,090	1,086,013	8,154,077

d)    Shares in treasury

In the Special Shareholders’ Meeting held on March 10, 2021, the cancellation of all shares held in treasury issued by the Company, acquired through a share buyback program was approved, consisting of 34,685,801 nominative-book entry shares, with no nominal value, in which there are 7,307,259 common shares and 27,378,542 preferred shares, with no reduction in the share capital, approved by the Central Bank of Brazil, on April 6, 2021.

On April 23, 2021, the Board of Directors decided to revoke the share buyback program of its own issue to remain in treasury and subsequent disposal or cancellation, currently in force, approved on December 23, 2020, authorizing the acquisition of up to 15,000,000 shares and institued a new buyback program (“new program”) authorizing Bradesco’s Board of Directors to acquire, in the period from April 26, 2021 to April 26, 2022, up to 97,190,795 nominative-book entry shares, with no nominal value, up to 48,705,792 common shares and up to 48,485,003 preferred shares.

On December 31, 2021, 17,493,900 common shares and 12,051,100 preferred shares remained in treasury, amounting to R$666,702 thousand. The minimum, average and maximum cost per common share is R$17.94, R$21.07 and R$24.28 and per preferred share is R$20.88, R$24.73 and R$28.31, respectively. The market value of these shares, on December 31, 2021, was R$16.19 per common share and R$19.21 per preferred share.